Loans Payable (Details Narrative) £ in Thousands, $ in Thousands	May 01, 2022 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	May 01, 2022 GBP (£)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Loan payable	$ 200	$ 200	$ 200
Tranche One [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Loan payable	33			£ 30
Tranche Two [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Loan payable	33			30
Tranche Three [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Loan payable	28			£ 25
Loan Agreements [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Loan payable	$ 200
Loans maturity years description	The Loans mature two years from the date of the agreement